SCHEDULE OF CONVERTIBLE NOTE PAYABLE (Details) (Parenthetical) - USD ($)											3 Months Ended		12 Months Ended
	Oct. 14, 2022	Feb. 28, 2022	Jan. 11, 2022	Oct. 14, 2021	Jul. 09, 2021	Jul. 08, 2021	Jul. 02, 2021	Jul. 02, 2021	Jun. 24, 2021	May 12, 2021	Mar. 31, 2023	Mar. 31, 2022	Dec. 31, 2022	Dec. 31, 2021
Short-Term Debt [Line Items]
Conversion price											$ 0.2625		$ 0.2625
Debt principal amount			$ 30,000		$ 41,000		$ 35,340	$ 35,340	$ 114,660	$ 60,000
Interest expense											$ 34,944	$ 656,739	$ 1,224,970	$ 1,178,197
Stock Issued During Period, Shares, New Issues			3,810		5,215			3,087	9,800	4,000			564,255	57,091
BHP Capital NY Inc And Quick Capital LLC [Member]
Short-Term Debt [Line Items]
Number of right to purchase of shares				44,444
Exercise price				$ 22.50			$ 22.50	$ 22.50
Warrant term				5 years
Stock Issued During Period, Shares, New Issues				1,533
Unsecured Convertible Promissory Note Three [Member] | BHP Capital NY [Member]
Short-Term Debt [Line Items]
Unamortized debt discount													$ 6,250
Unsecured Convertible Promissory Note Three [Member] | Quick Capital, LLC [Member]
Short-Term Debt [Line Items]
Unamortized debt discount													6,250
Unsecured Convertible Promissory Note Three [Member] | BHP Capital NY Inc And Quick Capital LLC [Member]
Short-Term Debt [Line Items]
Convertible debt		$ 187,500
Conversion price		$ 0.75
Debt term		1 year
Debt interest rate		10.00%
Periodic debt payment		$ 4,489.92
Debt payment		$ 170,330.64
Unsecured Convertible Promissory Note One [Member] | Quick Capital, LLC [Member]
Short-Term Debt [Line Items]
Unamortized debt discount													$ 0	$ 465,532
Unsecured Convertible Promissory Note One [Member] | BHP Capital NY Inc And Quick Capital LLC [Member]
Short-Term Debt [Line Items]
Convertible debt				$ 666,667
Maturity date				Oct. 14, 2022
Conversion price				$ 0.01
Discount rate				30.00%
Debt term				1 year
Debt interest rate				10.00%									0.00%
Number shares of common stock and warrant				1,533
Number of right to purchase of shares				44,444
Exercise price				$ 22.50
Warrant term				5 years
Debt principal amount											189,388		$ 202,918
Interest expense											0
Unsecured Convertible Promissory Note Two [Member] | BHP Capital NY [Member]
Short-Term Debt [Line Items]
Unamortized debt discount													0	526,028
Unsecured Convertible Promissory Note Two [Member] | BHP Capital NY Inc And Quick Capital LLC [Member]
Short-Term Debt [Line Items]
Convertible debt				$ 666,667
Maturity date				Oct. 14, 2022
Conversion price				$ 0.01
Discount rate	30.00%
Debt term				1 year
Debt interest rate				10.00%
Number shares of common stock and warrant				1,533
Number of right to purchase of shares				44,444
Exercise price				$ 22.50
Warrant term				5 years
Debt principal amount											219,900		235,400
Interest expense											$ 0		$ 0
Unsecured Convertible Promissory Notes Three [Member] | BHP Capital NY Inc And Quick Capital LLC [Member]
Short-Term Debt [Line Items]
Conversion price		$ 0.0005
Unsecured Convertible Promissory Note [Member] | Labrys Fund [Member]
Short-Term Debt [Line Items]
Unamortized debt discount														$ 50,137
Convertible debt							$ 100,000	$ 100,000
Maturity date							Jul. 02, 2022
Conversion price							$ 22.50	$ 22.50
Debt term								1 year
Debt interest rate							12.00%	12.00%
Number of right to purchase of shares							3,333	3,333
Exercise price							$ 30.00	$ 30.00
Warrant term							5 years	5 years
Stock Issued During Period, Shares, New Issues						667